UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07925

WesMark Funds
(Exact name of registrant as specified in charter)

One Bank Plaza Wheeling, WV		26003
(Address of principal executive offices)		(Zip code)

JoEllen L Legg, Esquire ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(304) 234-9000

Date of fiscal year end:	January 31

Date of reporting period:	February 1 – April 30, 2009

Item 1. Schedule of Investments.

WESMARK BALANCED FUND

PORTFOLIO OF INVESTMENTS

April 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS-54.2%
	AEROSPACE & DEFENSE-1.9%
5,000	BE Aerospace, Inc.(1)	$53,950
10,000	Curtiss-Wright Corp.	319,700
10,000	Honeywell International, Inc.	312,100
6,000	MOOG, Inc., Class A(1)	160,680
		846,430
	APPAREL RETAIL-0.9%
15,000	TJX Cos., Inc.	419,550

	ASSET MANAGEMENT & CUSTODY BANKS-1.6%
15,000	The Bank of New York Mellon Corp.	382,200
6,000	Franklin Resources, Inc.	362,880
		745,080
	AUTOMOBILE MANUFACTURERS-0.7%
50,000	Ford Motor Co.(1)	299,000

	AUTOMOTIVE RETAIL-0.6%
6,500	Advance Auto Parts, Inc.	284,375

	BIOTECHNOLOGY-1.0%
6,000	Celgene Corp.(1)	256,320
4,000	Genzyme Corp.(1)	213,320
		469,640
	COAL & CONSUMABLE FUELS-0.6%
10,000	Peabody Energy Corp.	263,900

	COMMUNICATIONS EQUIPMENT-1.7%
40,000	Cisco Systems, Inc.(1)	772,800

	COMPUTER HARDWARE-3.9%
4,500	Apple, Inc.(1)	566,235
8,000	Hewlett-Packard Co.	287,840
9,000	International Business Machines Corp.	928,891
		1,782,966
	CONSTRUCTION & ENGINEERING-3.4%
20,000	Chicago Bridge & Iron Co., N.V.	214,000
5,000	Fluor Corp.	189,350
20,000	Foster Wheeler AG(1)	430,600
8,000	Jacobs Engineering Group, Inc.(1)	304,320
9,000	URS Corp.(1)	396,540
		1,534,810
	CONSTRUCTION & FARM MACHINERY-0.9%
10,000	Deere & Co.	412,600

	DEPARTMENT STORES-1.3%
12,500	Kohl’s Corp.(1)	566,875

	DIVERSIFIED BANKS-1.6%
10,000	JPMorgan Chase & Co.	330,000
6,000	The Toronto-Dominion Bank	236,520
7,000	Wells Fargo & Co.	140,070
		706,590

	DRUG RETAIL-0.5%
7,500	CVS Caremark Corp.	238,350

	ELECTRIC UTILITIES-0.3%
2,200	Entergy Corp.	142,494

	ELECTRICAL COMPONENTS & EQUIPMENT-2.2%
8,000	Emerson Electric Co.	272,320
7,000	Cooper Industries, Ltd., Class A	229,530
7,000	Roper Industries, Inc.	319,130
5,500	SunPower Corp., Class A(1)	150,590
		971,570
	HEALTH CARE EQUIPMENT-0.7%
6,500	Baxter International, Inc.	315,250

	HEALTH CARE SERVICES-0.7%
7,500	Medco Health Solutions, Inc.(1)	326,625

	HEAVY ELECTRICAL EQUIPMENT-0.2%
3,000	AZZ, Inc.(1)	92,790

	HOUSEHOLD PRODUCTS-1.3%
5,000	Kimberly-Clark Corp.	245,700
7,000	The Procter & Gamble Co.	346,080
		591,780
	HYPERMARKETS & SUPER CENTERS-1.2%
11,000	Wal-Mart Stores, Inc.	554,400

	INDUSTRIAL CONGLOMERATES-1.0%
35,000	General Electric Co.	442,750

	INDUSTRIAL GASES-2.2%
10,000	Air Products & Chemicals, Inc.	659,000
7,700	Airgas, Inc.	332,024
		991,024
	INTEGRATED OIL & GAS-2.3%
12,000	ConocoPhillips	492,000
10,000	Occidental Petroleum Corp.	562,900
		1,054,900
	INTEGRATED TELECOMMUNICATION SERVICES-1.1%
20,000	AT&T, Inc.	512,400

	INTERNET SOFTWARE & SERVICES-0.9%
1,000	Google, Inc., Class A(1)	395,970

	IT CONSULTING & OTHER SERVICES-0.5%
7,000	Accenture, Ltd., Class A	206,010

	MORTGAGE REITS-0.5%
15,000	Annaly Capital Management, Inc.	211,050

	MULTI-UTILITIES-0.5%
13,000	MDU Resources Group, Inc.	228,410

	OIL & GAS DRILLING-0.5%
8,000	ENSCO International, Inc.	226,240

	OIL AND GAS EQUIPMENT & SERVICES-1.1%
12,000	Halliburton Co.	242,640
15,000	Weatherford International, Ltd.(1)	249,450
		492,090
	OIL AND GAS EXPLORATION & PRODUCTION-1.7%
3,000	Apache Corp.	218,580
15,000	SandRidge Energy, Inc.(1)	122,400
12,000	XTO Energy, Inc.	415,920
		756,900
	OIL AND GAS REFINING & MARKETING-0.5%
12,000	Valero Energy Corp.	238,080

	OIL AND GAS STORAGE & TRANSPORTATION-0.4%
28,000	El Paso Corp.	193,200

	PACKAGED FOODS & MEATS-1.9%
16,000	ConAgra Foods, Inc.	283,200
10,000	HJ Heinz Co.	344,200
5,000	Kellogg Co.	210,550
		837,950
	PHARMACEUTICALS-4.0%
5,000	Abbott Laboratories	209,250
4,000	Allergan, Inc.	186,640
18,000	Bristol-Myers Squibb Co.	345,600
7,000	Johnson & Johnson	366,520
10,000	Teva Pharmaceutical Industries, Ltd., ADR	438,900
6,000	Wyeth	254,400
		1,801,310
	REGIONAL BANKS-0.3%
3,000	PNC Financial Services Group, Inc.	119,100

	RESTAURANTS-1.2%
10,000	McDonald’s Corp.	532,900

	SEMICONDUCTORS -1.3%
25,000	Intel Corp.	394,500
15,000	Marvell Technology Group, Ltd.(1)	164,700
		559,200
	SOFT DRINKS-1.2%
12,000	The Coca-Cola Co.	516,600

	SPECIALIZED FINANCE-0.4%
10,000	The NASDAQ OMX Group, Inc.(1)	192,300

	SPECIALTY STORES-0.5%
10,000	PetSmart, Inc.	228,800

	STEEL-1.5%
7,000	Allegheny Technologies, Inc.	229,110
11,000	Nucor Corp.	447,590
		676,700
	SYSTEMS SOFTWARE-1.5%
35,000	Oracle Corp.	676,900

TOTAL COMMON STOCKS (identified cost $28,550,927)		24,428,659

EXCHANGE TRADED FUNDS-3.3%
14,000	iShares MSCI EAFE Index ETF	586,880
14,000	iShares Russell Midcap Growth Index ETF	482,300
15,000	Vanguard Emerging Markets ETF	415,050
TOTAL EXCHANGE TRADED FUNDS (identified cost $1,921,431)		1,484,230

PREFERRED STOCKS-1.7%
	REGIONAL BANKS-0.5%
10,000	PNC Capital Trust E	212,400

	DIVERSIFIED FINANCIAL SERVICES-0.5%
10,000	General Electric Capital Corp.	212,400

	OTHER DIVERSIFIED FINANCIAL SERVICES-0.7%
10,000	Bank of America Corp.	136,200
10,000	Citigroup, Inc.	177,800
		314,000
TOTAL PREFERRED STOCKS (identified cost $1,030,086)		738,800

Principal Amount		Value
CORPORATE BONDS-16.2%
	BREWERS-2.1%
$1,000,000	Anheuser-Busch Cos., Inc., Sr. Note, 5.600%, 3/1/2017	940,949

	COMMUNICATIONS EQUIPMENT-2.4%
1,000,000	Cisco Systems, Inc., Sr. Unsecured. Note, 5.500%, 2/22/2016	1,060,397

	COMPUTER HARDWARE-2.5%
500,000	Hewlett-Packard Co., Sr. Unsecured. Note, 6.125%, 3/1/2014	550,635
500,000	International Business Machines Corp., 7.625%, 10/15/2018	593,882
		1,144,517
	DIVERSIFIED FINANCIAL SERVICES-1.1%
500,000	General Electric Capital Corp., Sr. Unsecured. Note, 5.200%, 2/1/2011	500,333

	HOME IMPROVEMENT RETAIL-2.3%
1,000,000	Home Depot, Inc., Sr. Unsecured. Note, 4.625%, 8/15/2010	1,015,444

	INTEGRATED TELECOMMUNICATION SERVICES-2.2%
500,000	New Cingular Wireless Services, Inc., Sr. Unsecured. Note, 7.875%, 3/1/2011	542,488
450,000	Verizon New York, Inc., Sr. Unsecured. Note, 6.875%, 4/1/2012	469,427
		1,011,915
	OIL AND GAS EXPLORATION & PRODUCTION-1.3%
605,000	XTO Energy, Inc., 5.000%, 1/31/2015	590,491

	RAILROADS-1.1%
500,000	Union Pacific Corp., Sr. Unsecured. Note, 5.450%, 1/31/2013	501,361

	SPECIALTY STORES -1.2%
500,000	Staples, Inc., Sr. Unsecured. Note, 9.750%, 1/15/2014	549,413

TOTAL CORPORATE BONDS (identified cost $7,054,476)		7,314,820

COLLATERALIZED MORTGAGE OBLIGATIONS-3.9%
	FEDERAL HOME LOAN MORTGAGE CORP -1.7%
	Federal Home Loan Mortgage Corp.
494,966	Series 2005-3042, Class DH, 5.000%, 4/15/2024, REMIC	510,309
266,171	Series 2007-3282, Class JE, 5.500%, 1/15/2026, REMIC	273,848
		784,157
	FEDERAL NATIONAL MORTGAGE ASSOCIATION -2.2%
	Federal National Mortgage Association
683,377	Series 2003-5, Class EL, 5.000%, 8/25/2022, REMIC	705,611
279,840	Series 2003-58, Class AP, 4.500%, 2/25/2027	284,833
		990,444
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $1,718,620)		1,774,601

MORTGAGE BACKED SECURITIES-14.9%
	FEDERAL HOME LOAN MORTGAGE CORP.-9.0%
	Federal Home Loan Mortgage Corp.
578,982	Pool C90984, 6.000%, 8/1/2026	607,666
57,012	Pool E84004, 6.000%, 6/1/2016	60,155
655,451	Pool G12843, 6.000%, 10/1/2022	687,969
533,186	Pool G18048, 5.000%, 4/1/2020	553,160
531,342	Pool G18083, 5.500%, 11/1/2020	553,405
715,129	Pool J05665, 5.500%, 10/1/2022	744,225
832,467	Pool J08414, 5.500%, 8/1/2023	866,338
		4,072,918
	FEDERAL NATIONAL MORTGAGE ASSOCIATION-5.9%
	Federal National Mortgage Association
52,707	Pool 254629, 5.000%, 2/1/2010	53,303
432,912	Pool 254831, 5.000%, 8/1/2023	448,017
1,285,340	Pool 256041, 5.500%, 12/1/2025	1,338,973
780,712	Pool 256802, 5.500%, 7/1/2027	811,759
		2,652,052
TOTAL MORTGAGE BACKED SECURITIES (identified cost $6,454,114)		6,724,970

Principal Amount/Shares		Value
SHORT TERM INVESTMENTS-5.3%
COMMERCIAL PAPER-1.1%
500,000	American Express, 0.400%, 5/4/2009	499,983

TOTAL COMMERCIAL PAPER (identified cost $499,983)		499,983

MUTUAL FUNDS-4.2%
	Federated Prime Obligations Fund, Institutional Shares
1,880,678	7-Day Net Yield 0.787% (at net asset value)	1,880,678

TOTAL MUTUAL FUNDS (identified cost $1,880,678)		1,880,678

TOTAL SHORT TERM INVESTMENTS (identified cost $2,380,661)		2,380,661

TOTAL INVESTMENTS-99.5% (identified cost $49,110,315)		44,846,741
OTHER ASSETS AND LIABILITIES-NET-0.5%		232,477
NET ASSETS-100.0%		$45,079,218

(1) Non-income producing security.

(2) At April 30, 2009, the cost of investments for federal tax purposes was $49,110,340. The net unrealized depreciation of investments for federal tax purposes was $4,263,599. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,029,830 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,293,429.

(3) Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

The following acronyms are used throughout this portfolio:

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

REMIC — Real Estate Mortgage Investment Conduit

Notes to Quarterly Portfolio of Investments

April 30, 2009 (unaudited)

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•                  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•                  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•                  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•                  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Fund normally uses mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•                  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•                  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•                  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•                  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$28,532,366
Level 2 — Other Significant Observable Inputs	16,314,375
Level 3 — Significant Unobservable Inputs	—
Total	$44,846,741

WESMARK GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2009 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS-25.1%
	FEDERAL HOME LOAN MORTGAGE CORP.-19.7%
	Federal Home Loan Mortgage Corp.
$2,956,541	Series 2003-2651, Class JB, 5.000%, 1/15/2018, REMIC	$3,112,292
2,313,823	Series 2005-2926, Class AB, 5.000%, 1/15/2019, REMIC	2,401,387
5,697,953	Series 2005-3005, Class EG, 5.000%, 8/15/2021, REMIC	5,841,303
3,464,761	Series 2005-3042, Class DH, 5.000%, 4/15/2024, REMIC	3,572,169
2,907,005	Series 2005-3051, Class MC, 5.000%, 10/15/2024, REMIC	3,000,695
4,833,234	Series 2005-3044, Class HN, 5.000%, 1/15/2024, REMIC	4,968,931
2,724,852	Series 2006-3197, Class AB, 5.500%, 8/15/2013, REMIC	2,782,343
3,482,669	Series 2007-R010, Class AB, 5.500%, 12/15/2019, REMIC	3,557,936
3,726,391	Series 2007-3282, Class JE, 5.500%, 1/15/2026, REMIC	3,833,867
3,023,084	Series 2007-R013, Class AB, 6.000%, 12/15/2021, REMIC	3,112,679
3,987,183	Series 2008-R016, Class AM, 5.125%, 6/15/2018, REMIC	4,103,505
		40,287,107
	FEDERAL NATIONAL MORTGAGE ASSOCIATION-5.4%
	Federal National Mortgage Association
2,961,302	Series 2003-5, Class EL, 5.000%, 8/25/2022, REMIC	3,057,648
4,032,534	Series 2005-40, Class YB, 5.000%, 11/25/2023, REMIC	4,166,374
3,656,409	Series 2008-12, Class D, 4.500%, 4/25/2036, REMIC	3,776,898
		11,000,920
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $49,700,480)		51,288,027

MORTGAGE BACKED SECURITIES-61.9%
	FEDERAL HOME LOAN MORTGAGE CORP.-5.4%
	Federal Home Loan Mortgage Corp.
6,548,422	5.500%, 10/1/2026, C90993	6,808,695
4,107,311	5.500%, 2/1/2028, G30387	4,268,975
		11,077,670
	FEDERAL NATIONAL MORTGAGE ASSOCIATION-56.5%
	Federal National Mortgage Association
2,704,943	Pool 255582, 5.000%, 1/1/2025	2,795,656
3,419,895	Pool 255857, 5.500%, 8/1/2025	3,562,597
7,894,411	Pool 255994, 5.500%, 11/1/2025	8,223,821
11,246,723	Pool 256041, 5.500%, 12/1/2025	11,716,015
3,543,872	Pool 256083, 6.000%, 1/1/2026	3,727,196
1,913,614	Pool 256198, 5.500%, 4/1/2026	1,990,464
5,345,957	Pool 256272, 5.500%, 6/1/2026	5,560,651
5,945,780	Pool 256275, 6.000%, 6/1/2026	6,251,881
1,810,756	Pool 256311, 6.000%, 7/1/2026	1,903,977
6,633,728	Pool 256351, 6.000%, 8/1/2026	6,975,246
6,109,067	Pool 256456, 5.500%, 9/1/2026	6,354,407
3,400,085	Pool 256555, 5.500%, 1/1/2027	3,536,632
3,824,413	Pool 256751, 5.500%, 6/1/2027	3,976,499
3,776,012	Pool 256752, 6.000%, 6/1/2027	3,961,380
3,903,562	Pool 256802, 5.500%, 7/1/2027	4,058,795
3,829,622	Pool 256803, 6.000%, 7/1/2027	4,017,622

4,615,790	Pool 256852, 6.000%, 8/1/2027	4,842,383
4,325,369	Pool 257132, 5.000%, 3/1/2028	4,465,104
4,277,458	Pool 357931, 5.500%, 8/1/2025	4,455,943
2,525,856	Pool 811444, 5.000%, 6/1/2020	2,622,056
4,793,381	Pool 831505, 5.500%, 4/1/2026	4,985,883
3,351,142	Pool 888347, 5.500%, 4/1/2026	3,490,975
2,973,515	Pool 928356, 5.500%, 6/1/2022	3,098,212
4,467,196	Pool 929422, 5.000%, 5/1/2028	4,611,514
4,142,158	Pool 972080, 5.000%, 2/1/2023	4,290,206
		115,475,115
TOTAL MORTGAGE BACKED SECURITIES (identified cost $120,878,480)		126,552,785

U.S. GOVERNMENT AGENCY SECURITIES-9.5%
	FEDERAL HOME LOAN BANK-1.5%
	Federal Home Loan Banks
3,000,000	5.500%, 10/19/2016	3,061,080
	FEDERAL NATIONAL MORTGAGE ASSOCIATION-8.0%
	Federal National Mortgage Association
4,500,000	5.500%, 5/3/2017	4,678,254
6,500,000	5.250%, 12/21/2017	6,667,070
3,000,000	5.550%, 5/18/2020	3,104,340
2,000,000	5.700%, 10/5/2021	2,034,962
		16,484,626
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (identified cost $19,453,684)		19,545,706

Shares		Value
SHORT TERM INVESTMENTS-3.4%
MUTUAL FUNDS-3.4%
6,944,365	Federated Prime Obligations Fund, Institutional Shares 7-Day Net Yield 0.787% (at net asset value)	6,944,365
TOTAL MUTUAL FUNDS (identified cost $6,944,365)		6,944,365

TOTAL SHORT TERM INVESTMENTS (identified cost $6,944,365)		6,944,365

TOTAL INVESTMENTS-99.9% (identified cost $196,977,009)		204,330,883
OTHER ASSETS AND LIABILITIES-NET-0.1%		253,946
NET ASSETS-100.0%		$204,584,829

(1) At April 30, 2009, the cost of investments for federal tax purposes was $196,977,009. The net unrealized appreciation of investments for federal tax purposes was $7,353,874. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,361,787 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,913.

(2) Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

The following acronyms are used throughout this portfolio:

REMIC — Real Estate Mortgage Investment Conduit

Notes to Quarterly Portfolio of Investments

April 30, 2009 (unaudited)

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•                  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•                  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•                  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Fund normally uses mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•                  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•                  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•                  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•                  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$6,944,365
Level 2 — Other Significant Observable Inputs	197,386,518
Level 3 — Significant Unobservable Inputs	——
Total	$204,330,883

WESMARK GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS-88.4%
	AEROSPACE & DEFENSE-3.5%
25,000	AAR Corp.(1)	$376,750
50,000	Curtiss-Wright Corp.	1,598,500
60,000	Honeywell International, Inc.	1,872,600
100,000	MOOG, Inc., Class A(1)	2,678,000
		6,525,850
	AGRICULTURAL PRODUCTS-1.2%
50,000	Archer-Daniels-Midland Co.	1,231,000
40,000	Corn Products International, Inc.	956,000
		2,187,000
	ASSET MANAGEMENT & CUSTODY BANKS-3.4%
90,000	The Bank of New York Mellon Corp.	2,293,200
7,000	BlackRock, Inc.	1,025,640
50,000	Franklin Resources, Inc.	3,024,000
		6,342,840
	BIOTECHNOLOGY-0.6%
20,000	Genzyme Corp.(1)	1,066,600

	BREWERS-0.8%
40,000	Molson Coors Brewing Co.	1,530,000

	COMMODITY CHEMICALS-0.5%
60,000	Calgon Carbon Corp.(1)	1,018,800

	COMMUNICATIONS EQUIPMENT-3.8%
225,000	Cisco Systems, Inc.(1)	4,347,000
90,000	Harris Corp.	2,752,200
		7,099,200
	COMPUTERS HARDWARE-7.6%
40,000	Apple, Inc.(1)	5,033,200
35,000	Diebold, Inc.	925,050
80,000	International Business Machines Corp.	8,256,800
		14,215,050
	COMPUTER STORAGE & PERIPHERALS-0.8%
125,000	EMC Corp.(1)	1,566,250

	CONSTRUCTION & ENGINEERING-3.4%
150,000	Chicago Bridge & Iron Co., N.V.	1,605,000
55,000	Jacobs Engineering Group, Inc.(1)	2,092,200
60,000	URS Corp.(1)	2,643,600
		6,340,800
	CONSTRUCTION & FARM MACHINERY-2.9%
120,000	Deere & Co.	4,951,200
15,000	Wabtec Corp.	572,100
		5,523,300
	DIVERSIFIED BANKS-2.3%
40,000	JP Morgan Chase & Co.	1,320,000
75,000	The Toronto-Dominion Bank	2,956,500
		4,276,500
	DRUG RETAIL-1.7%
100,000	CVS Caremark Corp.	3,178,000

	ELECTRICAL COMPONENTS & EQUIPMENT-4.2%
170,000	Emerson Electric Co.	5,786,800
25,000	SunPower Corp., Class A(1)	684,500
75,000	Woodward Governor Co.	1,497,000
		7,968,300
	ELECTRONIC COMPONENTS-0.3%
40,000	Littelfuse, Inc.(1)	655,600

	ENVIRONMENTAL & FACILITIES SERVICES-1.2%
10,000	Clean Harbors, Inc.(1)	501,000
22,000	Stericycle, Inc.(1)	1,035,760
30,000	Waste Connections, Inc.(1)	773,400
		2,310,160
	HEALTH CARE DISTRIBUTORS-0.4%
20,000	Owens & Minor, Inc.	693,600

	HEALTH CARE EQUIPMENT -2.1%
40,000	Baxter International, Inc.	1,940,000
25,000	Covidien, Ltd.	824,500
35,000	Exactech, Inc.(1)	463,750
30,000	Mindray Medical International, Ltd., ADR	684,600
		3,912,850
	HEALTH CARE SERVICES-1.5%
65,000	Medco Health Solutions, Inc.(1)	2,830,750

	HEALTH CARE TECHNOLOGY-1.1%
40,000	Cerner Corp.(1)	2,152,000

	HOTELS, RESORTS & CRUISE LINES-0.4%
40,000	Starwood Hotels & Resorts Worldwide, Inc.	834,400

	HYPERMARKETS & SUPER CENTERS-2.9%
110,000	Wal-Mart Stores, Inc.	5,544,000

	INDUSTRIAL CONGLOMERATES-1.9%
225,000	General Electric Co.	2,846,250
75,000	Textron, Inc.	804,750
		3,651,000
	INDUSTRIAL GASES-1.9%
55,000	Air Products & Chemicals, Inc.	3,624,500

	INTEGRATED OIL & GAS-3.8%
35,000	ConocoPhillips	1,435,000
100,000	Occidental Petroleum Corp.	5,629,000
		7,064,000
	IT CONSULTING & OTHER SERVICES-1.8%
115,000	Accenture, Ltd., Class A	3,384,450

	LIFE SCIENCES TOOLS & SERVICES-2.0%
50,000	QIAGEN, N.V.(1)	824,000
65,000	Waters Corp.(1)	2,871,050
		3,695,050
	MORTGAGE REITS-1.1%
150,000	Annaly Capital Management, Inc.	2,110,500

	OIL AND GAS EQUIPMENT & SERVICES-3.8%
70,000	Dresser-Rand Group, Inc.(1)	1,724,100
165,000	Halliburton Co.	3,336,300
125,000	Weatherford International, Ltd.(1)	2,078,750
		7,139,150

	OIL AND GAS EXPLORATION & PRODUCTION-1.9%
100,000	Quicksilver Resources, Inc.(1)	813,000
80,000	XTO Energy, Inc.	2,772,800
		3,585,800
	OIL AND GAS STORAGE & TRANSPORTATION-0.7%
200,000	El Paso Corp.	1,380,000

	PACKAGED FOODS & MEAT-1.1%
60,000	H.J. Heinz Co.	2,065,200

	PERSONAL PRODUCTS-1.2%
100,000	Avon Products, Inc.	2,276,000

	PHARMACEUTICALS-5.1%
20,000	Abbott Laboratories	837,000
200,000	Bristol-Myers Squibb Co.	3,840,000
65,000	Merck & Co., Inc.	1,575,600
75,000	Teva Pharmaceutical Industries, Ltd., ADR	3,291,750
		9,544,350
	PROPERTY & CASUALTY INSURANCE-1.7%
50,000	ACE, Ltd.	2,316,000
25,000	The Chubb Corp.	973,750
		3,289,750
	REGIONAL BANKS-0.4%
200,000	Fifth Third Bancorp	820,000

	RESTAURANTS-4.7%
160,000	McDonald’s Corp.	8,526,400
10,000	Red Robin Gourmet Burgers, Inc.(1)	245,500
		8,771,900
	SEMICONDUCTORS-0.4%
100,000	PMC - Sierra, Inc.(1)	792,000

	SOFT DRINKS-1.5%
65,000	The Coca-Cola Co.	2,798,250

	SPECIALIZED FINANCE -2.3%
11,000	CME Group, Inc.	2,434,850
100,000	The NASDAQ OMX Group, Inc.(1)	1,923,000
		4,357,850
	STEEL-1.9%
70,000	Nucor Corp.	2,848,300
25,000	United States Steel Corp.	663,750
		3,512,050
	SYSTEMS SOFTWARE-2.6%
250,000	Oracle Corp.	4,835,000

TOTAL COMMON STOCKS (identified cost $196,345,005)		166,468,650

CLOSED-END FUNDS-1.8%
420,000	Adams Express Co.	3,423,000

TOTAL CLOSED-END FUNDS (identified cost $3,226,018)		3,423,000

EXCHANGE TRADED FUNDS-0.5%
40,000	iShares MSCI Japan Index ETF	340,400
40,000	iShares MSCI Switzerland Index ETF	648,800

TOTAL EXCHANGE TRADED FUNDS (identified cost $1,006,000)		989,200

Principal Amount/Shares		Value
SHORT TERM INVESTMENTS-13.8%
U.S. GOVERNMENT AGENCY SECURITIES-10.6%
	Federal Home Loan Bank-10.6%
	Federal Home Loan Bank System, Discount Notes
$5,000,000	0.050%, 05/04/2009	4,999,979
5,000,000	0.200%, 06/23/2009	4,998,528
5,000,000	0.140%, 06/26/2009	4,998,911
5,000,000	0.250%, 07/01/2009	4,998,855

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (identified cost $19,995,300)		19,996,273

MUTUAL FUNDS-3.2%
6,039,127	Federated Prime Obligations Fund, Institutional Shares 0.787% 7-Day Net Yield (at net asset value)	6,039,127

TOTAL MUTUAL FUNDS (identified cost 6,039,127)		6,039,127

TOTAL SHORT TERM INVESTMENTS (identified cost $26,034,427)		26,035,400

TOTAL INVESTMENTS-104.5% (identified cost $226,611,450)		196,916,250
OTHER ASSETS AND LIABILITIES-NET-(4.5)%		(8,537,688)
NET ASSETS-100.0%		$188,378,562

(1) Non-income producing security.

(2) At April 30, 2009, the cost of investments for federal tax purposes was $226,611,450. The net unrealized depreciation of investments for federal tax purposes was $29,695,200. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,723,878 and net unrealized depreciation from investments for those securities having an excess of cost over value of $37,419,078.

(3) Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

The following acronyms are used throughout this portfolio:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

Notes to Quarterly Portfolio of Investments

April 30, 2009 (unaudited)

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•                  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•                  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•                  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•                  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Fund normally uses mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•                  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•                  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•                  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•                  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$176,919,977
Level 2 — Other Significant Observable Inputs	19,996,273
Level 3 — Significant Unobservable Inputs	—
Total	$196,916,250

WESMARK SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS-91.1%
	AEROSPACE & DEFENSE-7.3%
35,000	AAR Corp.(1)	$527,450
25,000	BE Aerospace, Inc.(1)	269,750
25,000	Curtiss-Wright Corp.	799,250
50,000	MOOG, Inc., Class A(1)	1,339,000
		2,935,450
	AGRICULTURAL PRODUCTS-0.7%
12,000	Corn Products International, Inc.	286,800

	AUTOMOBILE MANUFACTURERS-4.1%
275,000	Ford Motor Co.(1)	1,644,500

	AUTOMOTIVE RETAIL-2.2%
20,000	Advance Auto Parts, Inc.	875,000

	COMMODITY CHEMICALS-0.6%
15,000	Calgon Carbon Corp.(1)	254,700

	COMMUNICATIONS EQUIPMENT-1.3%
17,000	Harris Corp.	519,860

	COMPUTER HARDWARE-0.7%
10,000	Diebold, Inc.	264,300

	COMPUTER STORAGE & PERIPHERALS -2.8%
35,000	Synaptics, Inc.(1)	1,136,800

	CONSTRUCTION & ENGINEERING-7.0%
85,000	Chicago Bridge & Iron Co., N.V.	909,500
10,000	Jacobs Engineering Group, Inc.(1)	380,400
35,000	URS Corp.(1)	1,542,100
		2,832,000
	CONSTRUCTION & FARM MACHINERY-1.6%
17,000	Wabtec Corp.	648,380

	DATA PROCESSING & OUTSOURCED SERVICES-3.7%
25,000	Global Payments, Inc.	801,500
30,000	Wright Express Corp.(1)	686,400
		1,487,900
	EDUCATION SERVICES-0.4%
4,000	DeVry, Inc.	170,240

	ELECTRICAL COMPONENTS & EQUIPMENT-5.5%
15,000	American Superconductor Corp.(1)	385,500
15,000	Powell Industries, Inc.(1)	539,850
15,000	SunPower Corp., Class A(1)	410,700
45,000	Woodward Governor Co.	898,200
		2,234,250
	ELECTRONIC COMPONENTS -1.0%
25,000	Littelfuse, Inc.(1)	409,750

	ELECTRONIC EQUIPMENT & INSTRUMENTS -0.4%
20,000	Comverge, Inc.(1)	153,400

	ENVIRONMENTAL & FACILITIES SERVICES-6.5%
20,000	Clean Harbors, Inc.(1)	1,002,000
12,000	Stericycle, Inc.(1)	564,960
40,000	Waste Connections, Inc.(1)	1,031,200
		2,598,160
	FOOD DISTRIBUTORS-1.7%
30,000	United Natural Foods, Inc.(1)	683,400

	FOOD RETAIL-2.3%
35,000	Casey’s General Stores, Inc.	931,350

	HEALTH CARE EQUIPMENT -4.8%
40,000	Alphatec Holdings, Inc.(1)	82,000
30,000	ev3, Inc.(1)	250,800
25,000	Exactech, Inc.(1)	331,250
25,000	Greatbatch, Inc.(1)	526,000
20,000	Mindray Medical International, Ltd. ADR	456,400
15,000	SonoSite, Inc.(1)	270,600
		1,917,050
	HEALTH CARE TECHNOLOGY-1.6%
12,000	Cerner Corp.(1)	645,600

	HEALTH CARE DISTRIBUTORS-0.9%
10,000	Owens & Minor, Inc.	346,800

	HEAVY ELECTRICAL EQUIPMENT -2.7%
35,000	AZZ, Inc.(1)	1,082,551

	HOME ENTERTAINMENT SOFTWARE-0.7%
50,000	SRS Labs, Inc.(1)	284,000

	INDUSTRIAL CONGLOMERATES-1.4%
15,000	Raven Industries, Inc.	358,500
20,000	Textron, Inc.	214,600
		573,100
	INDUSTRIAL MACHINERY-1.4%
30,000	Sun Hydraulics Corp.	543,000

	LIFE SCIENCES TOOLS & SERVICES-3.8%
15,000	Life Technologies Corp.(1)	559,500
60,000	QIAGEN, N.V.(1)	988,800
		1,548,300
	OIL AND GAS DRILLING-1.0%
150,000	Parker Drilling Co.(1)	414,000

	OIL AND GAS EQUIPMENT & SERVICES-2.5%
40,000	Dresser-Rand Group, Inc.(1)	985,200

	OIL AND GAS EXPLORATION & PRODUCTION-4.5%
35,000	Cimarex Energy Co.	941,500
50,000	Quicksilver Resources, Inc.(1)	406,500
55,000	SandRidge Energy, Inc.(1)	448,800
		1,796,800
	OIL AND GAS STORAGE & TRANSPORTATION-0.7%
40,000	El Paso Corp.	276,000

	PROPERTY & CASUALTY INSURANCE-2.8%
55,000	Hallmark Financial Services(1)	369,600
17,000	Navigators Group, Inc.(1)	771,460
		1,141,060
	REGIONAL BANKS-1.2%
100,000	Fifth Third Bancorp	410,000
25,000	Huntington Bancshares, Inc.	69,750
		479,750
	REINSURANCE-1.2%
8,000	Arch Capital Group, Ltd.(1)	462,240

	RESTAURANTS -0.6%
10,000	Red Robin Gourmet Burgers, Inc.(1)	245,500

	SEMICONDUCTORS-5.4%
10,000	Altera Corp.	163,100
10,000	NVE Corp.(1)	380,400
45,000	Nvidia Corp.(1)	516,600
140,000	PMC - Sierra, Inc.(1)	1,108,800
		2,168,900
	SPECIALIZED FINANCE -2.1%
45,000	The NASDAQ OMX Group, Inc.(1)	865,350

	SPECIALTY CHEMICALS-0.9%
10,000	Minerals Technologies, Inc.	371,900

	THRIFTS & MORTGAGE FINANCE-0.3%
10,000	Hudson City Bancorp, Inc.	125,600

	TRADING COMPANIES & DISTRIBUTORS-0.8%
20,000	Kaman Corp.	338,200

TOTAL COMMON STOCKS (identified cost $38,802,039)		36,677,141

EXCHANGE TRADED FUNDS-2.2%
10,000	iShares Russell 2000 Growth Index ETF	527,900
10,000	iShares Russell Midcap Growth Index ETF	344,500

TOTAL EXCHANGE TRADED FUNDS (identified cost $1,126,065)		872,400

Principal Amount/Shares		Value
SHORT TERM INVESTMENTS-12.1%
U.S. GOVERNMENT AGENCY SECURITIES-10.4%
	Federal Home Loan Bank System, Discount Note
$2,000,000	0.250%, 07/01/2009	1,999,542
600,000	0.220%, 07/01/2009	599,862
	Federal National Mortgage Association, Discount Note
1,600,000	0.210%, 07/01/2009	1,599,634

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (identified cost $4,198,360)		4,199,038

MUTUAL FUNDS-1.7%
663,648	Federated Prime Obligations Fund, Institutional Shares 7-Day Net Yield 0.787% (at net asset value)	663,648

TOTAL MUTUAL FUNDS (identified cost $663,648)		663,648

TOTAL SHORT TERM INVESTMENTS (identified cost $4,862,008)	4,862,686

TOTAL INVESTMENTS-105.4% (identified cost $44,790,112)	42,412,227
OTHER ASSETS AND LIABILITIES-NET-(5.4)%	(2,156,544)
NET ASSETS-100.0%	$40,255,683

(1) Non-income producing security.

(2) At April 30, 2009, the cost of investments for federal tax purposes was $45,229,137. The net unrealized depreciation of investments for federal tax purposes was $2,816,910. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,836,725 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,653,635.

(3) Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

The following acronyms are used throughout this portfolio:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

Notes to Quarterly Portfolio of Investments

April 30, 2009 (unaudited)

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•                  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•                  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•                  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•                  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Fund normally uses mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•                  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•                  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•                  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•                  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$38,213,189
Level 2 – Other Significant Observable Inputs	4,199,038
Level 3 – Significant Unobservable Inputs	—
Total	$42,412,227

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2009 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS-97.5%

	GEORGIA-0.7%
	Georgia State General Obligation Unlimited Bonds,
$500,000	Series B, 5.000%, 04/01/2022	$551,755

	ILLINOIS-1.5%
	Illinois State Municipal Electric Agency Power Supply Revenue Bonds,
600,000	5.000%, 02/01/2024	621,114
	Will County, Illinois, General Obligation Unlimited Bonds (Alternative Revenue Source),
530,000	5.000%, 11/15/2024	552,573
		1,173,687
	KENTUCKY-0.6%
	Kentucky State Property & Buildings Commission Revenue Bonds (Agency Fund Project No. 81),
425,000	5.000%, 11/01/2015	452,175

	WEST VIGINIA-94.7%
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project),
825,000	Series A, 4.700%, 12/01/2024, (NATL-RE)	815,108
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
470,000	Series A, 4.700%, 10/01/2016	431,230
815,000	Series A, 5.000%, 10/01/2022	704,030
400,000	Series A, 4.650%, 10/01/2025	341,892
700,000	Series A, 4.650%, 03/01/2037	482,881
135,000	Series B, 4.800%, 10/01/2025	115,664
	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools),
575,000	5.000%, 05/01/2022, (FSA)	621,213
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
340,000	5.000%, 10/01/2012, (RADIAN)	340,037
355,000	5.000%, 10/01/2013, (RADIAN)	355,131
	Charleston, West Virginia, Civic Center Revenue Bonds,
500,000	6.250%, 12/01/2015	482,770
	Charleston, West Virginia, Urban Renewal Authority Lease Revenue Bonds,
1,200,000	5.300%, 12/15/2022	1,246,944
	Clarksburg, West Virginia, Water Revenue Bonds,
1,000,000	5.250%, 09/01/2019, (NATL-RE FGIC)	1,046,920
	Fairmont State College, West Virginia, College Revenue Bonds:
1,000,000	Series 2003-A, 5.250%, 06/01/2022	1,029,460
1,460,000	Series 2003-A, 5.000%, 06/01/2032	1,466,877
	Fairmont, West Virginia, Waterworks Revenue Bonds:
500,000	Series 1999, 5.250%, 07/01/2017, (AMBAC)	506,295
1,235,000	Series 1999, 5.000%, 07/01/2019, (AMBAC)	1,254,920

	Grant County, West Virginia, County Commission Hospital Revenue Bonds (Grant Memorial Hospital),
1,240,000	Series C, 5.350%, 10/01/2019, (FSA)	1,241,166
	Kanawha County, West Virginia, Building Commission Revenue Bonds (Judicial Annex Lease),
1,055,000	Series A, 5.000%, 12/01/2018	1,065,919
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools),
1,000,000	5.000%, 05/01/2022, (NATL-RE)	1,072,750
	Mason County, West Virginia, Pollution Control Revenue Bonds (Appalachian Power Co. Project),
1,000,000	Series L, 5.500%, 10/01/2022	951,680
	Monongalia County, West Virginia, Board of Education General Obligation Unlimited Bonds,
1,085,000	6.000%, 05/01/2010, (NATL-RE)	1,136,483
1,135,000	6.000%, 05/01/2011, (NATL-RE)	1,234,244
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
1,210,000	Series A, 5.250%, 07/01/2020	1,108,275
500,000	Series A, 5.000%, 07/01/2030	390,420
525,000	Series A, 5.250%, 07/01/2035	412,792
	Ohio County, West Virginia, Board of Education General Obligation Unlimited Bonds:
855,000	5.000%, 06/01/2013	864,585
295,000	5.000%, 06/01/2013, (MBIA)	298,307
785,000	5.125%, 06/01/2018, (MBIA)	789,521
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
500,000	Series A, 5.000%, 08/01/2019, (NATL-RE FGIC)	496,800
500,000	Series A, 4.500%, 08/01/2022, (NATL-RE FGIC)	441,230
	Pleasants County, West Virginia, Pollution Control Revenue Bonds (County Commission Allegheny Energy),
1,500,000	Series F, 5.250%, 10/15/2037	1,218,165
	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project),
1,195,000	Series A, 5.375%, 12/01/2023	1,275,651
	Raleigh, Fayette & Nicholas Counties, West Virginia, Special Obligation Bonds,
1,795,000	6.250%, 08/01/2011	1,934,489
	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.),
1,310,000	Series A, 5.200%, 11/01/2015	1,367,980
	Weirton, West Virginia, Municipal Hospital Building Commission Revenue Bonds (Weirton Medical Center),
525,000	Series A, 5.250%, 12/01/2011	509,896
	West Liberty State College, West Virginia, Revenue Bonds (Dormitory):
700,000	Series A, 4.800%, 06/01/2012	701,267
900,000	Series A, 6.125%, 06/01/2028	868,113
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,000,000	Series A, 5.250%, 07/01/2012, (AMBAC)	1,069,400
750,000	Series A, 5.375%, 07/01/2018	812,213
1,500,000	Series A, 5.375%, 07/01/2021, (AMBAC)	1,578,630
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public),
1,000,000	Series A, 5.500%, 06/01/2016	1,060,430
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety),
700,000	Series A, 5.000%, 06/01/2029	701,218

	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection),
580,000	4.750%, 11/01/2012	630,831
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 06/01/2020	926,293
860,000	4.750%, 06/01/2022	863,122
	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities),
570,000	Series A, 5.000%, 03/01/2019	590,691
	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia University Foundation Waterfront),
1,000,000	Series B, 5.000%, 07/15/2022	1,033,590
	West Virginia General Obligation Unlimited Bonds (Capital Appreciation Infrastructure),
395,000	Series A, 5.000%, 11/01/2021(1)	229,930
	West Virginia General Obligation Unlimited Bonds (State Road),
500,000	5.000%, 06/01/2021	535,330
	West Virginia Higher Education Interim Governing Board University Revenue Bonds (Marshall University):
720,000	Series A, 5.000%, 05/01/2020	734,875
1,250,000	Series A, 5.000%, 05/01/2021	1,274,150
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities),
2,315,000	Series B, 5.000%, 04/01/2018	2,424,452
	West Virginia Higher Education Policy Commission Revenue Bonds (University Facilities),
2,000,000	Series A, 5.000%, 04/01/2012	2,163,800
	West Virginia Hospital Finance Authority Revenue Bonds (ARCS Improvement),
1,000,000	Series D, 5.375%, 06/01/2028	1,004,790
	West Virginia Hospital Finance Authority Revenue Bonds (Charleston Medical Center),
605,000	6.750%, 09/01/2022	653,769
	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project),
300,000	Series A, 4.500%, 06/01/2026	244,515
	West Virginia Hospital Finance Authority Revenue Bonds (Veterans Nursing Home),
1,070,000	5.500%, 03/01/2019	930,397
	West Virginia Housing Development Fund Revenue Bonds (Housing Finance):
1,000,000	Series A, 5.050%, 11/01/2014	1,018,090
900,000	Series A, 4.900%, 11/01/2014	917,073
1,000,000	Series A, 5.100%, 11/01/2015	1,017,350
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 07/01/2017	481,658
450,000	4.250%, 07/01/2018	481,689
	West Virginia School Building Authority Lottery Revenue Bonds (Capital Improvement),
2,000,000	5.250%, 07/01/2012	2,193,900
	West Virginia University Revenue Bonds (West Virginia University Project):
1,000,000	Series A, 5.500%, 04/01/2016, (MBIA)	1,148,810
430,000	Series A, 6.200%, 04/01/2025 (1)	185,678
1,205,000	Series A, 5.855%, 04/01/2028 (1)	420,268
500,000	Series B, 5.000%, 10/01/2021	523,575
1,000,000	Series C, 5.000%, 10/01/2026	1,017,950
1,275,000	Series C, 5.000%, 10/01/2027	1,292,404

1,000,000	Series C, 5.000%, 10/01/2034	987,200
500,000	Series C, 5.000%, 10/01/2034, (FSA)	500,210
	West Virginia Water Development Authority Infrastructure Revenue Bonds:
400,000	Series A, 5.375%, 10/01/2015	425,932
2,000,000	Series A, 4.400%, 10/01/2018	2,037,500
985,000	Series A, 5.500%, 10/01/2020	1,050,571
	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program),
1,090,000	Series A, 4.750%, 10/01/2023	1,115,920
	West Virginia Water Development Authority Revenue Bonds (Loan Program),
500,000	Series A-I, 5.250%, 11/01/2023	515,850
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
1,000,000	Series A-II, 5.000%, 11/01/2025	1,029,560
900,000	Series A-II, 4.250%, 11/01/2026	841,383
500,000	Series B, 5.250%, 11/01/2023, (AMBAC)	524,995
1,000,000	Series B, 5.000%, 11/01/2029	1,005,230
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/01/2019, (FSA)	531,260
1,000,000	Series B-IV, 5.125%, 11/01/2024	1,035,400
650,000	Series B-IV, 4.750%, 11/01/2035	618,950
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
500,000	Series A, 4.250%, 06/01/2026, (FSA)	481,160
500,000	Series A, 4.750%, 06/01/2036, (FSA)	486,610
		73,969,707

TOTAL MUNICIPAL BONDS
(identified cost $75,648,534)		76,147,324

Shares		Value
SHORT TERM INVESTMENTS-1.4%

MUTUAL FUNDS-1.4%
	Federated Prime Obligations Fund, Institutional Shares
1,077,031	0.787% 7-Day Net Yield (at net asset value)	1,077,031
TOTAL MUTUAL FUNDS
(identified cost $1,077,031)		1,077,031
TOTAL SHORT TERM INVESTMENTS
(identified cost $1,077,031)		1,077,031

TOTAL INVESTMENTS-98.9%
(identified cost $76,725,565)		77,224,355
OTHER ASSETS AND LIABILITIES-NET-1.1%		865,112
NET ASSETS-100.0%		$78,089,467

(1) Zero coupon bond, reflects effective rate at time of purchase.

(2) At April 30, 2009, the cost of investments for federal tax purposes was $76,725,565. The net unrealized appreciation of investments for federal tax purposes was $498,790. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,066,737 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,567,947.

(3) Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

The following acronyms are used throughout this portfolio:

ARC – Auction Rate Certificates

Insurers

AMBAC – AMBAC Indemnity Corp.

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance Inc.

MBIA – MBIA Insurance Corp.

NATL-RE – National Real Estate

RADIAN – Radian Asset Assurance Inc.

Notes to Quarterly Portfolio of Investments

April 30, 2009 (unaudited)

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•                  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•                  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•                  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Fund normally uses mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•                  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•                  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•                  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,077,031
Level 2 – Other Significant Observable Inputs	76,147,324
Level 3 – Significant Unobservable Inputs	—
Total	$77,224,355

Item 2.  Controls and Procedures.

(a)                                The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	June 26, 2009

By:	/s/ David B. Ellwood
David B. Ellwood
Vice President, Treasurer and Chief Financial Officer

Date:	June 26, 2009